EMPLOYEE BENEFIT ARRANGEMENTS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Compensation and Retirement Disclosure [Abstract]
Defined contribution plan, maximum employee contribution percentage	15.00%
Defined contribution plan, matching contributions	$ 155	$ 140	$ 232